Trade receivables and reseller financing - Composition of Reseller Financing (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of trade receivables [line items]
Allowance for expected credit losses	R$ (486,825)	R$ (472,594)	R$ (468,850)	R$ (496,040)
Current	573,093	511,979
Non-current	800,927	766,045
Reseller Financing - Ipiranga [member]
Summary of trade receivables [line items]
Reseller financing, gross of loss allowance for expected credit losses	1,508,373	1,404,883
Allowance for expected credit losses	(134,353)	(126,859)
Reseller financing	1,374,020	1,278,024
Current	573,093	511,979
Non-current	R$ 800,927	R$ 766,045